SHARE-BASED COMPENSATION EXPENSES	12 Months Ended
Jun. 30, 2023
SHARE-BASED COMPENSATION EXPENSES
SHARE-BASED COMPENSATION EXPENSES
NOTE 17 - SHARE-BASED COMPENSATION EXPENSES
On May 14, 2015, the Board of Directors approved the 2015 Equity Incentive Plan (the “2015 Equity Plan”). The 2015 Equity Plan provided for 5,000,000 ordinary shares, and it will terminate ten years following the date that it was adopted by the Board of Directors. The purpose of the 2015 Equity Plan is to promote the long-term growth and profitability of the Company and its affiliates by stimulating the efforts of employees, directors and consultants of the Company and its affiliates who are selected to be participants, aligning the long-term interests of participants with those of shareholders, heightening the desire of participants to continue in working toward and contributing to the success of the Company, attracting and retaining the best available personnel for positions of substantial responsibility, and generally providing additional incentive for them to promote the success of the Company’s business through the grant of awards of or pertaining to the Company’s ordinary shares. The 2015 Equity Plan permits the grant of incentive share options, non-statutory share options, restricted shares, restricted share units, share appreciation rights, performance units and performance shares as the Company may determine.
Share options
On November 16, 2020 and March 17, 2021, certain directors and employees of the Company were granted share-based compensation awards totaling 90,000 and 465,725, respectively, share options to purchase ordinary shares. The exercise price of these options is $11.85 per share.
A summary of the share option activity for the years ended June 30, 2022 and 2023 is as shown below:

Share Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding, vested and exercisable at June 30, 2021	568,500	11.85	9.66	1,734
Forfeited	(12,250)	—	—	—

Outstanding, vested and exercisable at June 30, 2022	556,250	11.85	8.66	1,641
Forfeited	(525)	—	—	—

Outstanding, vested and exercisable at June 30, 2023	555,725	11.85	7.66	3,190

The fair value of each option is estimated on the date of grant using the Binomial model by applying the assumptions below:

	Options Granted on November 16, 2020	Options Granted on March 17, 2021
Risk-free interest rate(i)	0.91%	1.62%
Expected dividend yield(ii)	2.21%	1.83%
Expected life (years)(iii)	10 Years	9.66 Years
Expected volatility(iv)	46.98%	47.35%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be a $0.15 dividend payout.
(iii)	Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)	Expected volatility is assumed based on the historical volatility of the Company and the Company’s comparable companies in the period equal to the expected life of each grant.
The Company recorded share-based compensation expense relating to options granted in fiscal
2021 in the amount of $1,406
, $
1,502
and $470 which is
included in general and administrative expenses for the years ended June 30, 2021, 2022 and 2023, respectively. For the years ended June 30, 2021, 2022, and 2023, the unrecognized compensation expense of $
2,147
, $
566
and $54 related to the share options is expected to be recognized over a weighted-average vesting period of 1.43
,
0.93
and 0.44 years.

Restricted shares
On September 19, 2019, the Company granted
67,500
restricted ordinary shares to certain directors under the 2015 Plan. These restricted shares vest quarterly over a three-year period starting from the directors’ respective service inception date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.

On November 16, 2020, the Company granted 318,000 restricted ordinary shares to certain directors under the 2015 Plan. These restricted shares vest quarterly over a three-year period commencing from November 2020. Fair value of the restricted shares was determined with reference to the market closing price at grant date.
On March 17, 2021, the Company granted 1,116,500 restricted ordinary shares to certain officers and certain employees under the 2015 Plan. These restricted shares vest quarterly over a three-year period commencing from March 2021. Fair value of the restricted shares was determined with reference to the market closing price at grant date.
A summary of the restricted share activity for the year ended June 30, 2022 and 2023 is as follows:

	Number of restricted shares	Weighted average grant-date fair value
Un-vested at June 30, 2021	1,320,337	11.85
Forfeited	(28,586)	11.85
Vested	(588,710)	11.85

Un-vested at June 30, 2022	703,041	11.85
Forfeited	(1,222)	11.85
Vested	(473,487)	11.85

Un-vested at June 30, 2023	228,332	11.85

The aggregate grant-date fair value of restricted shares vested during the years ended June 30, 2021, 2022 and 2023 was $
2,367, $6,976 and $5,611, respectively. $8,318, $8,207 and $2,816 were recorded in general and administrative expenses as restricted share compensation expenses, for the years ended June 30, 2021, 2022 and 2023, respectively. For the years ended June 30, 2022, and 2023, the aggregated unrecognized compensation expense of $
3,088 and $293 related to the restricted shares is expected to be recognized over a weighted-average vesting period of 0.75 and 0.25 years.